Inventories	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
7.	Inventories:

	December 31, 2017	December 31, 2016

Finished goods	$3,326	$1,757
Work in process	891	562
Raw materials	2,210	2,299

	$6,427	$4,618

During the year ended December 31, 2017, the Company had a write-down of inventory of $295 (2016 – $159; 2015 - $2,028). Included in the write-down during the year ended December 31, 2015 is a write-down of $1,125 of repurchased unsold inventory as part of a termination agreement.